Condensed Consolidated Statement of Changes in Stockholders Equity' (Unaudited) (Parenthetical) (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011
Warrants issued	100,000
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party		$ 500,000
Common Stock
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party		500,000
Additional Paid-in Capital
Warrants issued	100,000
Shares of common stock and warrants issued upon conversion of principal on promissory note with a related party		$ 500,000